Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 02, 2022	Mar. 10, 2022
Statement of Financial Position [Abstract]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000		500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	13,500,000	11,250,000	11,250,000	11,250,000
Common stock, shares outstanding	13,500,000	11,250,000	11,250,000